UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                              (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS

Portfolio of investments are included here.

Please note that the Crescent Mid Cap Macro Fund has not yet commenced operations and, therefore, does not have a portfolio of investments to include here.

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of December 31, 2012
		Shares	Value (Note 1)

COMMON STOCKS - 99.11%

Consumer Discretionary - 13.65%
	CBS Corp. - Cl. B.	11,100	$422,355
	Comcast Corp. - Cl. A.	2,300	85,928
*	DIRECTV	7,700	386,232
	Lowe's Cos., Inc.	3,200	113,664
	News Corp. - Cl. A.	6,400	163,264
	The Home Depot, Inc.	2,950	182,458
	The Walt Disney Co.	6,325	314,921
	Time Warner Cable, Inc.	2,525	245,405
	VF Corp.	1,200	181,164
			2,095,391
Consumer Staples - 12.19%
	Mondelez International, Inc. - Cl. A.	12,075	307,348
μ	Nestle SA	4,825	314,445
	PepsiCo, Inc.	4,400	301,092
	The Coca-Cola Co.	8,000	290,000
	Unilever NV	9,200	352,360
	Wal-Mart Stores, Inc.	4,475	305,329
			1,870,574
Energy - 6.88%
	Chevron Corp.	1,550	167,617
	Exxon Mobil Corp.	5,000	432,750
	Noble Energy, Inc.	1,700	172,958
	Schlumberger Ltd.	2,900	200,966
*	Southwestern Energy Co.	2,450	81,854
			1,056,145
Financials - 10.43%
	American Express Co.	2,775	159,507
	American Tower Corp. REIT	2,150	166,131
	Bank of America Corp.	10,400	120,744
	BlackRock, Inc.	1,700	351,407
	JPMorgan Chase & Co.	3,875	170,380
	PNC Financial Services Group, Inc.	2,600	151,606
	Wells Fargo & Co.	9,500	324,710
	Weyerhaeuser Co. REIT	5,625	156,487
			1,600,972

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of December 31, 2012
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Health Care - 15.00%
*	Biogen Idec, Inc.	1,175	$171,985
*	Celgene Corp.	4,625	362,924
	Eli Lilly & Co.	3,175	156,591
*	Gilead Sciences, Inc.	4,100	301,145
	Johnson & Johnson	4,700	329,470
	Merck & Co., Inc.	8,075	330,590
	Pfizer, Inc.	6,275	157,373
μ	Sanofi	7,025	332,844
	Stryker Corp.	2,900	158,978
			2,301,900

Industrials - 12.77%
	Deere & Co.	2,775	239,815
	Emerson Electric Co.	6,350	336,296
	General Electric Co.	17,850	374,672
	Honeywell International, Inc.	5,500	349,085
	The Boeing Co.	6,650	501,144
	United Parcel Service, Inc. - Cl. B.	2,150	158,520
			1,959,532
Information Technology - 23.63%
	Accenture PLC - Cl. A.	2,600	172,900
	Apple, Inc.	1,350	718,434
	Broadcom Corp. - Cl. A.	9,000	298,890
*	eBay, Inc.	7,750	395,232
*	EMC Corp.	18,500	468,050
*	Google, Inc. - Cl. A.	275	194,529
	Intel Corp.	7,900	162,898
	International Business Machines Corp.	2,400	459,720
	Microsoft Corp.	10,500	280,452
	QUALCOMM, Inc.	7,700	476,319
			3,627,424
Materials - 4.56%
	International Paper Co.	4,425	176,292
	LyondellBasell Industries NV - Cl. A.	4,700	268,323
	Monsanto Co.	2,700	255,555
			700,170

	Total Common Stocks (Cost $14,311,359)		15,212,108

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of December 31, 2012
			Shares	Value (Note 1)

EXCHANGE TRADED PRODUCT - 0.71%
	* iPATH S&P 500 VIX Short-Term Futures ETN		3,418	$108,727

	Total Exchange Traded Product (Cost $122,010)			108,727

Total Value of Investments (Cost $14,433,369) - 99.82%				$15,320,835

Other Assets Less Liabilities - 0.18%				27,371

	Net Assets - 100%			$15,348,206

*	Non-income producing investment
μ	American Depositary Receipt

	The following acronyms are used in this portfolio:
	NV - Naamloze Vennootschap
	PLC - Public Limited Company
	REIT - Real Estate Investment Trust
	SA - Societe Anonyme

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$1,063,525
	Aggregate gross unrealized depreciation			(176,059)

	Net unrealized appreciation			$887,466

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	13.65%	$ 2,095,391
	Consumer Staples	12.19%	1,870,574
	Energy	6.88%	1,056,145
	Financials	10.43%	1,600,972
	Health Care	15.00%	2,301,900
	Industrials	12.77%	1,959,532
	Information Technology	23.63%	3,627,424
	Materials	4.56%	700,170
	Exchange Traded Product	0.71%	108,727
	Total	99.82%	$ 15,320,835

				(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of December 31, 2012

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$15,212,108	$ 15,212,108	$ -	$ -
Exchange Traded Product	108,727	108,727	-	-
Total	$15,320,835	$ 15,320,835	$ -	$ -

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of December 31, 2012
	Shares or Principal	Coupon/ Discount Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 86.36%
American Express Credit Corp.	300,000	2.750%	9/15/2015	$314,515
American Express Credit Corp.	25,000	7.300%	8/20/2013	26,074
Anheuser-Busch Cos., LLC	300,000	4.625%	2/1/2015	322,686
Bayer Corp.	300,000	7.125%	10/1/2015	347,830
BB&T Corp.	65,000	3.200%	3/15/2016	69,182
Bunge Ltd Finance Corp.	300,000	5.350%	4/15/2014	315,680
Carolina Power & Light Co.	25,000	5.125%	9/15/2013	25,831
ConocoPhillips	25,000	5.200%	5/15/2018	29,588
Consolidated Natural Gas Co.	125,000	5.000%	12/1/2014	134,438
Corning, Inc.	200,000	6.625%	5/15/2019	254,950
CR Bard, Inc.	600,000	2.875%	1/15/2016	631,390
Diageo Capital PLC	180,000	4.850%	5/15/2018	204,446
DIRECTV Holdings LLC	300,000	3.125%	2/15/2016	314,169
Duke Energy Carolinas LLC	50,000	5.300%	10/1/2015	56,254
Duke Energy Indiana, Inc.	125,000	6.050%	6/15/2016	143,752
EI du Pont de Nemours & Co.	125,000	5.250%	12/15/2016	144,389
Enbridge, Inc.	25,000	5.800%	6/15/2014	26,832
FCB/SC Capital Trust I	25,000	8.250%	3/15/2028	24,750
General Electric Capital Corp.	100,000	5.625%	5/1/2018	118,753
Hillshire Brands Co.	300,000	4.100%	9/15/2020	316,273
Illinois Tool Works, Inc.	218,000	3.375%	9/15/2021	237,167
JPMorgan Chase & Co.	200,000	4.400%	7/22/2020	225,769
JPMorgan Chase & Co.	250,000	5.125%	9/15/2014	265,886
Kentucky Utilities Co.	250,000	3.250%	11/1/2020	272,610
Lowe's Cos., Inc.	100,000	5.400%	10/15/2016	116,229
MassMutual Global Funding II	250,000	2.300%	9/28/2015	259,568
Matson Navigation Co., Inc.	121,000	5.273%	7/29/2029	138,417
McKesson Corp.	300,000	5.700%	3/1/2017	354,416
Metropolitan Life Global Funding I	175,000	3.125%	1/11/2016	185,500
New York Life Global Funding	200,000	1.650%	5/15/2017	203,680
Nordstrom, Inc.	250,000	4.750%	5/1/2020	290,239
Northern States Power Co.	250,000	5.250%	10/1/2018	298,128
Ohio Power Co.	125,000	4.850%	1/15/2014	130,202
Pacific Bell Telephone Co.	150,000	6.625%	10/15/2034	157,194
PepsiAmericas, Inc.	100,000	5.000%	5/15/2017	115,444
PepsiCo, Inc.	200,000	3.125%	11/1/2020	214,334
PNC Funding Corp.	300,000	2.700%	9/19/2016	316,957
PPG Industries, Inc.	200,000	7.375%	6/1/2016	238,839
Prudential Financial, Inc.	300,000	5.500%	3/15/2016	338,494
Stryker Corp.	200,000	2.000%	9/30/2016	208,256
TD Ameritrade Holding Corp.	235,000	4.150%	12/1/2014	250,451
The Bank of New York Mellon Corp.	125,000	5.450%	5/15/2019	149,369
The Goldman Sachs Group, Inc.	200,000	3.625%	2/7/2016	211,705
The Southern Co.	300,000	2.375%	9/15/2015	312,422

				(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of December 31, 2012
	Shares or Principal	Coupon/ Discount Rate	Maturity Date	Value (Note 1)

Corporate Bonds - (continued)
Thermo Fisher Scientific, Inc.	200,000	2.250%	8/15/2016	$207,078
Wells Fargo & Co.	350,000	3.676%	6/15/2016	378,386
Western Massachusetts Electric Co.	250,000	5.100%	3/1/2020	292,440
Yum! Brands, Inc.	200,000	4.250%	9/15/2015	215,983
Zimmer Holdings, Inc.	125,000	4.625%	11/30/2019	141,795

Total Corporate Bonds (Cost $10,374,434)				10,548,740

FEDERAL AGENCY OBLGATIONS - 3.88%
Fannie Mae REMICS	41,017	3.500%	8/25/2029	42,706
Federal National Mortgage Association	100,000	3.100%	8/23/2017	101,761
Freddie Mac REMICS	46,366	3.000%	12/15/2026	48,565
Government National Mortgage Association	250,000	4.000%	9/20/2038	280,872

Total Federal Agency Obligations (Cost $470,870)				473,904

PREFERRED STOCKS - 2.44%
BB&T Corp.	2,000	5.625%		50,960
JPMorgan Chase Capital XXIX	2,500	6.700%		63,875
Raymond James Financial, Inc.	2,500	6.900%		68,175
The Bank of New York Mellon Corp.	2,500	5.200%		62,825
The Goldman Sachs Group, Inc.	2,000	6.125%		52,240

Total Preferred Stocks (Cost $292,011)				298,075

EXCHANGE TRADED PRODUCTS - 5.39%
iPath US Treasury Steepener ETN	3,500			122,920
iShares Barclays 20+ Year Treasury Bond Fund	1,000			121,180
iShares FTSE NAREIT Mortgage Index Fund	5,000			68,350
* ProShares UltraShort 20+ Year Treasury	1,000			63,450
* ProShares UltraShort Lehman 7-10 Year Treasury	6,500			179,400
SPDR Barclays High Yield Bond ETF	2,500			101,775

Exchange Traded Products (Cost $678,200)				657,075

SHORT-TERM INVESTMENT - 0.57%
§ Federated Prime Obligations Fund, 0.11%				70,225

Total Short-Term Investment (Cost $70,225)				70,225

				(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of December 31, 2012
			Value (Note 1)

Total Value of Investments (Cost $11,885,740 (a)) - 98.64%			$12,048,019

Other Assets Less Liabilities - 1.36%			166,393

Net Assets - 100%			$12,214,412

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
PLC - Public Limited Company
LLC - Limited Liability Company

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$199,974
Aggregate gross unrealized depreciation			(37,695)

Net unrealized appreciation			$162,279

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Corporate Bonds	86.36%	$ 10,548,740
Federal Agency Obligations	3.88%	473,904
Preferred Stocks	2.44%	298,075
Exchange Traded Products	5.39%	657,075
Short-Term Investment	0.57%	70,225
Total	98.64%	$ 12,048,019

			(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of December 31, 2012

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Corporate Bonds	$10,548,740	$ -	$10,548,740	$ -
Federal Agency Obligations	473,904	-	473,904	-
Preferred Stocks	298,075	-	298,075	-
Exchange Traded Products	657,075	657,075	-	-
Short-Term Investment	70,225	70,225	-	-
Total	$12,048,019	$ 727,300	$11,320,719	$ -

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of December 31, 2012
	Shares	Value (Note 1)

CLOSED-END FUNDS - 93.97%
Aberdeen Emerging Markets Telecom and Infrastructure Fund	4,000	$86,000
Aberdeen Israel Fund, Inc.	8,506	111,429
Aberdeen Latin America Equity Fund, Inc.	2,000	72,480
Advent Claymore Convertible Securities and Income Fund	3,340	53,841
Advent Claymore Convertible Securities and Income Fund II	42,000	272,160
Advent Claymore Enhanced Growth & Income Fund	30,000	273,000
AllianzGI Equity & Convertible Income Fund	10,800	179,712
AllianzGI Global Equity & Convertible Income Fund	5,237	70,647
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	15,000	234,000
Alpine Total Dynamic Dividend Fund	79,000	318,370
ASA Gold and Precious Metals Ltd.	15,000	322,950
Bancroft Fund Ltd.	3,000	49,200
BlackRock Credit Allocation Income Trust	14,000	191,758
BlackRock Enhanced Capital and Income Fund, Inc.	28,000	347,760
BlackRock Enhanced Equity Dividend Trust	31,000	222,580
BlackRock Global Opportunities Equity Trust	90,613	1,196,092
BlackRock International Growth and Income Trust	115,000	845,250
BlackRock Resources & Commodities Strategy Trust	28,000	358,400
Boulder Growth & Income Fund, Inc.	59,000	373,470
* Boulder Total Return Fund, Inc.	24,645	444,596
Calamos Global Dynamic Income Fund	24,552	205,009
Central Securities Corp.	12,600	251,748
Clough Global Allocation Fund	15,100	206,870
Clough Global Equity Fund	12,300	159,900
Cohen & Steers Global Income Builder, Inc.	10,365	106,967
Cohen & Steers Infrastructure Fund, Inc.	10,000	187,500
Delaware Investments Dividend & Income Fund, Inc.	17,553	139,020
Dividend and Income Fund	21,000	284,130
Eaton Vance Enhanced Equity Income Fund	14,000	149,240
Eaton Vance Tax-Advantaged Dividend Income Fund	9,000	148,500
Eaton Vance Tax-Managed Global Div Equity Income Fund	11,923	105,042
Ellsworth Fund Ltd.	22,000	157,080
* Equus Total Return, Inc.	217,552	513,423
First Trust Active Dividend Income Fund	33,000	249,150
Gabelli Dividend & Income Trust	11,000	177,980
General American Investors Co., Inc.	2,000	55,645
Helios Strategic Income Fund, Inc.	2,009	12,697
ING Global Advantage and Premium Opportunity Fund	14,000	158,900
ING Global Equity Dividend & Premium Opportunity Fund	30,000	260,100
ING Risk Managed Natural Resources Fund	18,000	186,120
Japan Equity Fund, Inc.	2,332	12,989

		(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of December 31, 2012
		Shares	Value (Note 1)

CLOSED-END FUNDS - (Continued)
	Japan Smaller Capitalization Fund, Inc.	29,000	$208,800
	John Hancock Hedged Equity & Income Fund	14,000	213,640
	Lazard Global Total Return and Income Fund, Inc.	5,100	76,959
	Lazard World Dividend & Income Fund, Inc.	14,000	175,700
	Liberty All Star Growth Fund, Inc.	29,289	118,913
	Madison Covered Call & Equity Strategy Fund	26,000	198,120
	Madison Strategic Sector Premium Fund	17,000	188,530
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	10,000	168,400
*	Morgan Stanley India Investment Fund, Inc.	18,000	333,540
	NexPoint Credit Strategies Fund	25,000	166,000
	Nuveen Core Equity Alpha Fund	4,453	59,447
	Nuveen Equity Premium Income Fund	2,467	29,184
	Nuveen Real Asset Income and Growth Fund	13,599	253,893
	Nuveen Tax-Advantaged Total Return Strategy Fund	15,242	160,193
	Petroleum & Resources Corp.	3,000	71,760
	Royce Focus Trust, Inc.	29,000	191,400
	S&P Quality Rankings Global Equity Managed Trust	18,000	220,320
	Source Capital, Inc.	1,404	73,317
	Special Opportunities Fund, Inc.	17,719	265,962
	Swiss Helvetia Fund, Inc.	9,000	101,610
	Templeton Russia and East European Fund	5,000	73,150
	The Aberdeen Indonesia Fund, Inc.	3,000	35,010
*	The Asia Pacific Fund, Inc.	6,000	64,920
	The Central Europe and Russia Fund, Inc.	3,000	101,760
	The Denali Fund	2,553	41,410
	The GDL Fund	20,974	239,523
	The India Fund, Inc.	24,000	501,840
*	The Korea Fund, Inc.	4,600	189,794
	The New Germany Fund, Inc.	11,000	171,380
	The Singapore Fund, Inc.	6,000	83,880
*	The Taiwan Fund, Inc.	4,000	65,360
	The Thai Fund, Inc.	3,785	75,511
	The Turkish Investment Fund, Inc.	5,000	83,200
	The Zweig Total Return Fund, Inc.	11,171	137,515
	Tri-Continental Corp.	3,000	48,150
	Virtus Total Return Fund	46,000	178,020
	Western Asset/Claymore Inflation-Linked Opport & Inc Fund	4,000	52,800
	Western Asset/Claymore Inflation-Linked Securities & Inc Fund	4,000	52,440

	Total Closed-End Funds (Cost $15,313,247)		15,223,056

			(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of December 31, 2012
				Shares		Value (Note 1)

COMMON STOCK - 2.68%
	*α	Pinetree Capital Ltd.		500,000		$433,250

		Total Common Stock (Cost $545,327)				433,250

SHORT-TERM INVESTMENT - 0.03%
	§	Fidelity Institutional Money Market Funds, 0.14%				5,437

		Total Short-Term Investment (Cost $5,437)				5,437

Total Value of Investments (Cost $15,864,011 (a)) - 96.68%						$15,661,743

Other Assets Less Liabilities - 3.32%						537,465

	Net Assets - 100%					$16,199,208

§	Represents 7 day effective yield
*	Non-income producing investment
α	Canadian security

		Summary of Investments by Sector
			% of Net
		Sector	Assets		Value
		Closed-End Funds	93.97%		$15,223,056
		Common Stock	2.68%		433,250
		Short-Term Investment	0.03%		5,437
		Total	96.68%		$15,661,743

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation					$163,522
	Aggregate gross unrealized depreciation					(365,790)

		Net unrealized depreciation				$(202,268)

						(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of December 31, 2012

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Closed-End Funds	$15,223,056	$15,223,056	$ -	$ -
Common Stock	433,250	433,250	-	-
Short-Term Investment	5,437	5,437	-	-
Total	$15,661,743	$15,661,743	$ -	$ -

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officers and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ J. Philip Bell
J. Philip Bell President and Principal Executive Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund
Date: February 22, 2013

By: (Signature and Title)	/s/ Bryn H. Torkelson
Bryn H. Torkelson
Date: February 22, 2013	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ J. Philip Bell
Date: February 22, 2013	J. Philip Bell President and Principal Executive Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund

By: (Signature and Title)	/s/ Michael W. Nix
Date: February 22, 2013	Michael W. Nix Treasurer and Principal Financial Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund

By: (Signature and Title)	/s/ Bryn H. Torkelson
Bryn H. Torkelson
Date: February 22, 2013	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

By: (Signature and Title)	/s/ T. Lee Hale, Jr.
Date: February 22, 2013	T. Lee Hale, Jr. Treasurer and Principal Financial Officer Matisse Discounted Closed-End Fund Strategy